Ordinary Shares	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
ORDINARY SHARES
20.	ORDINARY SHARES

On February 2, 2018, the Company issued 7,500,251 ordinary shares to Cannes Ventures Limited pursuant to the exercise of certain options.

Upon completion of the Company’s IPO on April 3, 2018, 1,231,841,032 Class A ordinary shares and 2,496,982,468 Class B ordinary shares were issued upon conversion of all redeemable convertible preferred shares. In addition, immediately following the closing of the IPO, the Memorandum and Articles of Association were amended and restated such that the authorized share capital of the Company was reclassified and redesignated into 100,000,000,000 shares comprising of (i) 94,000,000,000 Class A ordinary shares; (ii) 5,000,000,000 Class B ordinary shares; and (iii) 1,000,000,000 reserved shares at par value of US$0.00001 per share. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to ten votes per share and is convertible into one Class A ordinary share at any time by the holder thereof. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares.

Upon completion of the Company’s IPO, 875,000,000 Class A ordinary shares (125,000,000 ADS equivalent) were issued on April 3, 2018, and 67,525,675 Class A ordinary shares (9,646,525 ADS equivalent) were issued on April 30, 2018 pursuant to the underwriters’ partial exercise of their option to purchase additional ADSs.

On April 12, 2018, the Company issued 36,860,691 Class B ordinary shares pursuant to a share purchase agreement with Baidu to acquire certain intangible assets relating to an online movie ticket and show ticket booking business.

On September 24, 2018, 399,083,573 Class A ordinary shares were issued to the Company’s depositary bank for bulk issuance of ADSs reserved for future issuances upon the exercise or vesting of awards under the 2010 Equity Incentive Plan and the 2017 Incentive Plan. As of December 31, 2019, 321,825,406 Class A ordinary shares are deemed issued but not outstanding as they have not been transferred to grantees.

On August 19, 2019, 11,888,853 Class A restricted ordinary shares were issued to certain key employees upon the achievement of specified adjusted net profit targets of the Earn-Out (Note 3). As of December 31, 2019, all above Class A restricted ordinary shares are issued but not outstanding as they have not been transferred to grantees, that is, they are still contingent on the continued employment of grantees.

As of December 31, 2019, there were 2,259,125,125 and 2,876,391,396 Class A and Class B ordinary shares outstanding. As of December 31, 2018 and 2019, there were no preferred shares issued and outstanding.